UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8268

Firsthand Funds
(Exact name of registrant as specified in charter)

125 South Market, Suite 1200 San Jose, CA			95113
(Address of principal executive offices)			(Zip code)

Firsthand Capital Management, Inc. 125 South Market, Suite 1200 San Jose, CA 95113
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(408) 294-2200

Date of fiscal year end:	December 31, 2006

Date of reporting period:	June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Firsthand Funds

Semi-Annual Report to Shareholders

Technology Value Fund ®

Technology Leaders Fund

Technology Innovators Fund

e-Commerce Fund

Global Technology Fund

Health Sciences Fund

This report is provided for the general information of the shareholders of Firsthand Funds.
This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for a prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

CONTENTS

Performance Summary	2

President’s Letter	5

Shareholder Fee Example	8

Financial Statements

Portfolio of Investments

Firsthand Technology Value Fund	10

Firsthand Technology Leaders Fund	14

Firsthand Technology Innovators Fund	16

Firsthand e-Commerce Fund	19

Firsthand Global Technology Fund	21

Firsthand Health Sciences Fund	23

Statements of Assets and Liabilities	28

Statements of Operations	30

Statements of Changes in Net Assets	32

Financial Highlights

Firsthand Technology Value Fund	38

Firsthand Technology Leaders Fund	39

Firsthand Technology Innovators Fund	40

Firsthand e-Commerce Fund	41

Firsthand Global Technology Fund	42

Firsthand Health Sciences Fund	43

Notes to Financial Statements	44

PERFORMANCE SUMMARY

PERIOD RETURNS

(average annual total returns as of 6/30/06)

	YTD
FUND	TOTAL	1-YEAR	3-YEAR	5-YEAR	10-YEAR
	(not annualized)
Firsthand Technology Value Fund®	4.56%	24.17%	13.46%	-6.56%	6.50%
Firsthand Technology Leaders Fund	-1.42%	15.24%	11.71%	-4.74%	—
Firsthand Technology Innovators Fund	8.78%	14.86%	1.27%	-10.52%	—
Firsthand e-Commerce Fund	3.82%	15.74%	11.74%	-1.15%	—
Firsthand Global Technology Fund	-0.51%	4.01%	3.10%	-6.69%	—
Firsthand Health Sciences Fund	-0.80%	—	—	—	—
NASDAQ	-1.08%	6.48%	10.91%	0.66%	6.70%
DJIA	5.22%	11.09%	9.86%	3.43%	9.13%
S&P 500	2.71%	8.63%	11.20%	2.49%	8.31%

Returns assume reinvestment of all dividends and distributions but do not reflect the impact of taxes. The performance data quoted represent past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent month-end, please contact Firsthand Funds by calling 1.888.884.2675 or go to www.firsthandfunds.com.

The Nasdaq Composite Index (NASDAQ) is a capitalization-weighted index of all common stocks listed with Nasdaq. The Dow Jones Industrial Average (DJIA) is a group of 30 stocks tracked by the Dow Jones Company. The Standard & Poor’s 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The Lipper Science and Technology Fund Index includes the largest 30 mutual funds in the group, which, by prospectus or portfolio practice, invest at least 80% of their equity portfolios in science and technology stocks. The Lipper Health/Biotech Funds Index ncludes the largest 30 mutual funds in the group, which, by prospectus or portfolio practice, invest at least 80% of their equity portfolios in health and biotech stocks.

RETURNS SINCE INCEPTION
(average annual total returns as of 6/30/06)

	AVERAGE
	ANNUAL
	TOTAL			S&P
FUND (INCEPTION DATE)	RETURN	NASDAQ	DJIA	500
Firsthand Technology Value Fund® (5/20/94)	14.67%	9.91%	11.65%	10.76%
Firsthand Technology Leaders Fund (12/10/97)	7.76%	3.93%	5.92%	4.74%
Firsthand Technology Innovators Fund (5/20/98)	3.25%	2.47%	4.63%	3.27%
Firsthand e-Commerce Fund (9/30/99)	-14.21%	-2.97%	3.19%	1.45%
Firsthand Global Technology Fund (9/29/00)	-15.08%	-8.26%	2.94%	-0.48%
Firsthand Health Sciences Fund (12/30/05)*	-0.80%	-1.08%	5.22%	2.71%

*  Not annualized.

Each Fund may invest in small-capitalization companies and Initial Public Offerings (“IPOs”). These investments may be more volatile than investments in large-capitalization companies and loss of principal could be greater. The Funds may invest in foreign securities, which may be subject to greater risks than investing in domestic securities. Because the Funds are not diversified, they can take larger positions in fewer companies, increasing their risk profile. The Funds invest in several industries within the technology sector and the relative weightings of these industries in a Fund’s portfolio may change at any time.

HOLDINGS BY INDUSTRY

FIRSTHAND TECHNOLOGY VALUE FUND

(holdings as of 6/30/06)

% OF NET ASSETS
Semiconductors	22.9%
Internet	12.7%
Software	8.9%
Other Electronics	8.8%
Communications Equipment	8.3%
Photonics	8.3%
Semiconductor Equipment	7.3%
Peripherals	4.5%
Computer	4.4%
Networking	3.8%
Intellectual Property	2.9%
Alternative Energy	1.7%
Cash & Other	5.5%

FIRSTHAND TECHNOLOGY LEADERS FUND

(holdings as of 6/30/06)

% OF NET ASSETS
Semiconductors	28.6%
Software	21.1%
Semiconductor Equipment	12.4%
Communications Equipment	8.6%
Photonics	7.8%
Internet	5.5%
Peripherals	4.0%
Networking	3.7%
Communications	3.1%
Cash & Other	5.2%

FIRSTHAND TECHNOLOGY INNOVATORS FUND

(holdings as of 6/30/06)

% OF NET ASSETS
Semiconductors	20.1%
Other Electronics	18.0%
Intellectual Property	14.4%
Networking	10.0%
Services	6.9%
Photonics	6.4%
Software	5.0%
Communications	4.3%
Communications Equipment	3.4%
Electronic Design Automation	3.4%
Internet	3.3%
Computer	2.4%
Cash & Other	2.4%

FIRSTHAND GLOBAL TECHNOLOGY FUND

(holdings as of 6/30/06)

% OF NET ASSETS
Semiconductors	19.4%
Other Electronics	18.9%
Semiconductor Equipment	12.3%
Electronics Manufacturing Services	10.2%
Services	8.4%
Software	8.3%
Internet	7.2%
Communications Equipment	6.7%
Communications	3.6%
Computer	1.9%
Cash	3.1%

FIRSTHAND E-COMMERCE FUND

(holdings as of 6/30/06)

% OF NET ASSETS
Internet	49.7%
Software	24.2%
Communications	8.8%
Other Electronics	5.5%
Services	4.1%
Computer	2.9%
Networking	1.5%
Cash	3.3%

FIRSTHAND HEALTH SCIENCES FUND

(holdings as of 6/30/06)

% OF NET ASSETS
Drug Manufacturers	55.5%
Biotechnology	23.3%
Medical Appliances & Equipment	4.7%
Medical Laboratories & Research	2.5%
Drug Delivery	2.3%
Medical Instruments & Supplies	2.2%
Diagnostic Substances	2.0%
Health Care Plans	1.8%
Cash & Other	5.7%

DEAR FELLOW SHAREHOLDERS,

The stock market began 2006 with a powerful rally, but the first half of the year closed with a dramatic sell-off, precipitated once again by uncertainties associated with oil prices, interest rates, and economic growth. After being up as much as 7.80% earlier in the year, the NASDAQ Composite Index finished the first half down 1.08% on a year-to-date basis. The S&P 500 Index and Dow Jones Industrial Index finished the six-month period up 2.71% and 5.22%, respectively.

In this challenging environment, I am pleased to report that five of the six Firsthand Funds beat the NASDAQ Composite Index and all six topped their respective Lipper peer group benchmarks for the period.(1) Of particular note, the strong performance of small-cap technology stocks helped Firsthand Technology Innovators Fund finish the first half of 2006 as the best-performing technology sector fund year-to-date.(2) Our newest fund, Firsthand Health Sciences Fund, got off to a strong start as well, finishing the first half among the top 25% of its peers.(3)

TECHNOLOGY SECTOR

When will technology stocks bounce back? That’s the question we hear most often—and it’s a tough one for us to answer because, with few exceptions, technology stocks have bounced back. Since the market low of October 2002, the NASDAQ Composite Index is up 95%, and several Firsthand Funds are up substantially more than that. Much has been written about the exceptional performance of real estate and natural resources funds over the past few years, but the financial press seems to have a blind spot when it comes to the performance of the tech sector. Why? It’s probably the memory of the NASDAQ 5000 “high-water mark.” Although it was a quick spike during an extraordinary time, that number seems to be framing people’s thinking, and it has a way of making very respectable numbers look puny by comparison.

1                  The Lipper Science and Tech Fund Index returned -2.91% for the first half of 2006. The Lipper Health/Biotech Funds Index returned -3.05% for the first half of 2006.

2                  Firsthand Technology Innovators Fund ranked 1 out of 336 technology mutual funds YTD as of June 30, 2006. The Fund also ranked 48 out of 333 and 326 out of 327 for the 1- and 5-year periods ended June 30, 2006. Morningstar, July 2006.

3                  Firsthand Health Sciences Fund ranked 47 out of 225 health care mutual funds YTD as of June 30, 2006. Morningstar, July 2006.

So much for history. Where do we go from here? We believe that the technology sector is healthy today, and the recent swoon has left many great companies trading at attractive valuations. There are a number of reasons to remain optimistic.

First and foremost, the global economy continues to grow. The emerging economies of India and China have been growing at staggering rates—averaging 7% and 9% per year, respectively—for over a decade now.(4) Current economic speculation concerns the actions of the world’s central banks: Will they raise rates? Although higher interest rates can hurt valuations in the near term and raise the cost of capital for many companies, it’s worth noting that monetary policymakers tend to raise rates when they are concerned that things are going too well.

U.S. companies seem to be cashing in on this growth. Standard and Poor’s reports that operating income for companies in the S&P 500 has grown at double-digit rates on a year-over-year basis for 16 consecutive quarters. While corporate spending does not represent as large a portion of technology spending as it once did, it is still important, and healthy companies tend to spend more on information technology products and services.

Technology is critical to productivity growth no matter where you are. Whether it’s providing seamless telephone support from halfway around the world, or using better engineering software to more effectively compete with low-cost labor in developing nations, technology is often at the core of productivity advancements. While it may seem that talk of using technology for competitive advantage waned after the Internet bubble burst, let me assure you that enhancing productivity never goes out of style. Companies that underinvest in critical technology tools risk losing their competitive edge.

From a risk perspective, we take comfort in the fact that the growth in the technology sector seems to be driven by multiple factors. Whereas the last boom was propelled by the Internet and Y2K spending, today’s growth is driven by the global consumer’s demand for a wide range of products, from flat-screen TVs and computer monitors to cellphones and iPods. We are also seeing increased corporate spending on networking equipment, optical infrastructure, and voice-over-Internet protocol (VOIP) technology. Such broad-based demand drivers make for a much more robust long-term outlook despite the inherent seasonality of many markets within the technology sector.

(4)                                  International Monetary Fund. Statistical Appendix 2006.

Turning one of the public’s biggest fears on its head, let’s consider how the high price of oil could work to our benefit. In addition to triggering accelerated exploration, it has also stimulated interest and investment in alternative energy technologies such as solar, ethanol, and biodiesel. Firsthand has made its initial investments in several solar companies, and we are evaluating other renewable technologies.

HEALTH CARE SECTOR

The health care sector suffered a roller coaster ride during the first half of this year as well. The investment managers for Firsthand Health Sciences Fund also view the recent sell-off as a buying opportunity for a number of high-quality stocks, as valuations have fallen to remarkably low levels. Despite various successes and failures along the way for individual drugs or companies, one powerful long-term trend remains firmly in place: Global spending on health care is increasing.

Unfortunately, the good news about the economy, corporate earnings, and technology spending has been met by deteriorating investor sentiment. Increasing anxiety over inflation, interest rates, the economy, and geopolitical tensions seems to be the main culprit. Uncertainty is corrosive to investor sentiment.

Short-term market gyrations can be unsettling, but we believe that stock prices ultimately follow earnings. Our team of investment professionals continues to examine unfolding technology trends with the simple goal of identifying those companies with the best long-term growth prospects.

Thank you for your investment in Firsthand Funds.

Sincerely,

Kevin Landis

PRESIDENT AND CHIEF EXECUTIVE OFFICER

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Example—In general, mutual fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that Firsthand Funds (“Trust”) does not charge transaction fees for 12b-1 distribution and service fees, though you may incur transaction fees if you purchase shares through a broker.

The example on the following page is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Expenses—The section of the table at right entitled “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If you account is an IRA or other tax-qualified savings plan, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes—The section of the table at right entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table at right are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Firsthand Technology Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/06	6/30/06	1/1/06 - 6/30/06	Expense Ratio
Actual	$1,000	$1,045.59	$10.43	1.92%
Hypothetical**	$1,000	$1,014.83	$9.59	1.92%

Firsthand Technology Leaders Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/06	6/30/06	1/1/06 - 6/30/06	Expense Ratio
Actual	$1,000	$985.75	$10.18	1.95%
Hypothetical**	$1,000	$1,014.68	$9.74	1.95%

Firsthand Technology Innovators Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/06	6/30/06	1/1/06 - 6/30/06	Expense Ratio
Actual	$1,000	$1,087.84	$11.14	1.95%
Hypothetical**	$1,000	$1,014.68	$9.74	1.95%

Firsthand e-Commerce Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/06	6/30/06	1/1/06 - 6/30/06	Expense Ratio
Actual	$1,000	$1,038.24	$10.01	1.95%
Hypothetical**	$1,000	$1,014.68	$9.74	1.95%

Firsthand Global Technology Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/06	6/30/06	1/1/06 - 6/30/06	Expense Ratio
Actual	$1,000	$994.88	$10.32	1.95%
Hypothetical**	$1,000	$1,014.68	$9.74	1.95%

Firsthand Health Sciences Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	1/1/06	6/30/06	1/1/06 - 6/30/06	Expense Ratio
Actual	$1,000	$992.00	$9.92	1.95%
Hypothetical**	$1,000	$1,014.68	$9.74	1.95%

*                 Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

**          5% return per year before expenses.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Firsthand Technology Value Fund
PORTFOLIO OF INVESTMENTS

June 30, 2006 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCK - 97.7%
ADVANCED MATERIALS - 1.2%
UCT Coatings, Inc., Series B (2) *	500,000	$5,000,000

ALTERNATIVE ENERGY - 1.7%
Solaicx, Series B (1) (2) *	6,000,000	3,000,000
SoloPower, Series A (1) (2) *	2,721,088	3,999,999
		6,999,999
COMMUNICATIONS - 1.2%
ViaSat, Inc. *	194,300	4,989,624

COMMUNICATIONS EQUIPMENT - 8.3%
Harris Corp.	100,000	4,151,000
Stratex Networks, Inc. *	1,937,036	6,566,552
Tekelec, Inc. *	875,800	10,816,130
Tellabs, Inc. *	335,000	4,458,850
UTStarcom, Inc. *	1,173,300	9,140,007
		35,132,539
COMPUTER - 4.4%
Apple Computer, Inc. *	244,200	13,948,704
Sun Microsystems, Inc. *	1,100,000	4,565,000
		18,513,704
DEFENSE & AEROSPACE - 0.5%
FLIR Systems, Inc. *	103,456	2,282,239

INTELLECTUAL PROPERTY - 2.6%
Silicon Genesis Corp., Common (1) (2) *	743,077	41,612
Silicon Genesis Corp., Series 1-D (1) (2) *	850,830	4,363,141
Silicon Genesis Corp., Series 1-E (1) (2) *	4,071,226	6,701,239
		11,105,992
INTERNET - 12.7%
Akamai Technologies, Inc. *	555,800	20,114,402
Napster, Inc. (3) *	1,450,000	4,466,000
Netflix, Inc. *	1,058,251	28,795,010
		53,375,412
NETWORKING - 3.8%
Brocade Communications Systems, Inc. *	460,000	2,824,400
Caspian Networks, Inc., Common (2) *	337	0
Cisco Systems, Inc. *	580,000	11,327,401
IP Unity, Inc., Series C (2) *	1,104,265	1,412,156
IP Unity, Inc., Series E (2) *	193,042	249,933
Polaris Networks, Inc., Series A (2) *	297,848	0
		15,813,890

see accompanying notes to financial statements

		MARKET
	SHARES	VALUE
OTHER ELECTRONICS - 8.8%
Intevac, Inc. *	761,400	$16,507,152
NanoMuscle, Inc., Common (2) *	1,250,000	0
NanoMuscle, Inc., Series A-1 (2) *	1,250,000	0
Symbol Technologies, Inc.	1,520,000	16,400,800
Zebra Technologies Corp., Class A *	124,500	4,252,920
		37,160,872
PERIPHERALS - 4.5%
Western Digital Corp. *	967,600	19,168,156

PHOTONICS - 8.3%
Celox Networks, Inc., Common (2) *	138,121	0
Celox Networks, Inc., Series A-1 (2) *	1,000,000	0
Corning, Inc. *	1,029,500	24,903,605
JDS Uniphase Corp. *	4,000,000	10,120,000
Luminous Networks, Inc., Common (2) *	28,513	0
Luminous Networks, Inc., Series A1 (2) *	129,664	0
Luminous Networks, Inc., Series B1 (2) *	259,236	21,045
Maple Optical Systems, Inc., Series A-1 (1) (2) *	10,352,054	0
		35,044,650
SEMICONDUCTOR EQUIPMENT - 7.3%
Applied Materials, Inc.	1,000,000	16,280,000
ASML Holding N.V. *	500,000	10,110,000
FormFactor, Inc. *	100,594	4,489,510
		30,879,510
SEMICONDUCTORS - 22.8%
Advanced Micro Devices, Inc. *	100,000	2,442,000
Applied Micro Circuits Corp. *	399,900	1,091,727
AuthenTec, Inc., Series C (2) *	1,472,495	1,474,866
AuthenTec, Inc., Series D (2) *	290,958	290,958
Clarisay, Inc., Series B (1) (2) *	2,605,306	0
Clarisay, Inc., Series C (1) (2) *	7,194,244	0
Cypress Semiconductor Corp. *	1,785,100	25,955,354
Freescale Semiconductor, Inc., Series B *	76,208	2,240,515
Global Locate, Inc., Series A (1) (2) *	6,030,896	7,077,256
Global Locate, Inc., Series C (1) (2) *	1,111,111	1,303,889
Global Locate, Inc., Series D (1) (2) *	932,835	1,493,002
Kopin Corp. *	299,100	1,079,751
PMC-Sierra, Inc. *	655,700	6,163,580
Semiconductor Manufacturing International Corp. *	1,000,000	6,990,000
Skyworks Solutions, Inc. *	498,300	2,745,633
Texas Instruments, Inc.	140,000	4,240,600

see accompanying notes to financial statements

		MARKET
	SHARES	VALUE
TranSwitch Corp. *	2,783,000	$5,872,130
TriQuint Semiconductor, Inc. *	1,532,400	6,834,504
Zoran Corp. *	760,500	18,510,570
		95,806,335
SERVICES - 0.7%
Openwave Systems, Inc. *	136,100	1,570,594
TeleCommunication Systems, Inc., Class A *	557,600	1,332,664
		2,903,258
SOFTWARE - 8.9%
Citrix Systems, Inc. *	127,000	5,097,780
Comverse Technology, Inc. *	654,500	12,939,465
VeriSign, Inc. *	840,100	19,465,117
		37,502,362
Total COMMON STOCK		411,678,542

WARRANTS - 0.4%
ADVANCED MATERIALS - 0.0%
UCT Coatings, Inc., B Warrant (2) *	200,000	200

INTELLECTUAL PROPERTY - 0.3%
Silicon Genesis Corp., 1-E Warrant (1) (2) *	1,257,859	1,070,439
Silicon Genesis Corp., Common Warrant (1) (2) *	59,147	59
Silicon Genesis Corp., Common Warrant (1) (2) *	37,982	38
		1,070,536
NETWORKING - 0.0%
IP Unity, Inc., E Warrant (2) *	69,496	69
Polaris Networks, Inc., Convertible Warrant (2) *	75,712	0
		69
OTHER ELECTRONICS - 0.0%
NanoMuscle, Inc., B-1 Warrant (2) *	306,757	0

PHOTONICS - 0.0%
Celox Networks, Inc., A-1 Warrant (2) *	500,000	0
Luminous Networks, Inc., Common Warrant (2) *	3,822	0
		0
SEMICONDUCTORS - 0.1%
AuthenTec, Inc., C Warrant (2) *	392,665	196,498
Clarisay, Inc., Warrants (1) (2) *	2,350,000	0
Global Locate, Inc., Board Warrants (1) (2) *	75,000	22,425
Global Locate, Inc., Board Warrants (1) (2) *	75,000	22,425
Global Locate, Inc., Board Warrants (1) (2) *	18,750	5,606
Global Locate, Inc., Board Warrants (1) (2) *	75,000	22,425

see accompanying notes to financial statements

	SHARES/	MARKET
	PRINCIPAL	VALUE
Global Locate, Inc., C Warrant (1) (2) *	370,370	$130,185
Global Locate, Inc., D Warrant (1) (2) *	233,208	186,916
		586,480
Total WARRANTS		1,657,285

CONVERTIBLE BONDS - 0.0%
NETWORKING - 0.0%
Polaris Networks, Inc., 10.00% (2) *	100,949	0

OTHER ELECTRONICS - 0.0%
NanoMuscle, Inc., 8.00% (2) *	398,639	0

SEMICONDUCTORS - 0.0%
Clarisay, Inc., 8.00%, (1) (2) *	2,350,000	0

Total CONVERTIBLE BONDS		0

CASH EQUIVALENTS - 0.2%
PNC Bank Money Market Portfolio	763,807	763,807
Total CASH EQUIVALENTS		763,807

Total Investments (Cost $526,223,629) - 98.3%		414,099,634
Other assets in excess of liabilities - 1.7%		7,364,033
NET ASSETS - 100.0%		$421,463,667

*       Non-income producing security

(1)    Affiliated issuer

(2)    Restricted security

(3)    Napster, Inc. has the right to put a restriction of public sale on 600,000 shares of the Fund’s Napster, Inc. holding. As of June 30, 2006 there are no restrictions on the Fund’s shares of Napster, Inc.

see accompanying notes to financial statements

Firsthand Technology Leaders Fund
PORTFOLIO OF INVESTMENTS

June 30, 2006 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCK - 96.7%
COMMUNICATIONS - 3.1%
China Mobile Hong Kong Ltd. - ADR	85,125	$2,435,426

COMMUNICATIONS EQUIPMENT - 8.6%
Nokia Corp. - ADR	94,490	1,914,367
QUALCOMM, Inc.	123,235	4,938,027
		6,852,394
COMPUTER - 1.2%
Apple Computer, Inc. *	16,160	923,059

INTERNET - 5.5%
eBay, Inc. *	46,190	1,352,905
Google, Inc., Class A *	7,255	3,042,239
		4,395,144
NETWORKING - 3.7%
Cisco Systems, Inc. *	149,770	2,925,008

OTHER ELECTRONICS - 0.7%
Agilent Technologies, Inc. *	930	29,351
Identix, Inc. *	74,000	517,260
		546,611
PERIPHERALS - 4.0%
EMC Corp. *	215,980	2,369,301
Seagate Technology, Inc.	36,688	830,616
		3,199,917
PHOTONICS - 7.8%
Corning, Inc. *	256,200	6,197,478

SEMICONDUCTOR EQUIPMENT - 12.4%
Applied Materials, Inc.	219,673	3,576,276
ASML Holding N.V. *	313,225	6,333,410
		9,909,686
SEMICONDUCTORS - 28.6%
Altera Corp. *	146,987	2,579,622
Broadcom Corp., Class A *	119,725	3,597,736
Samsung Electronics Co., Ltd. - GDR (1)	12,211	3,880,696
Taiwan Semiconductor Manufacturing Co. - ADR	687,657	6,312,688
Texas Instruments, Inc.	136,611	4,137,947
Xilinx, Inc.	101,395	2,296,597
		22,805,286

see accompanying notes to financial statements

		MARKET
	SHARES	VALUE
SOFTWARE - 21.1%
Adobe Systems, Inc. *	108,130	$3,282,827
Amdocs Ltd. *	97,469	3,567,365
Autodesk, Inc. *	25,620	882,865
Microsoft Corp.	152,250	3,547,425
VeriSign, Inc. *	239,994	5,560,661
		16,841,143
Total COMMON STOCK		77,031,152

CASH EQUIVALENTS - 1.8%
PNC Bank Money Market Portfolio	1,432,567	1,432,567
Total CASH EQUIVALENTS		1,432,567

Total Investments (Cost $70,567,013) - 98.5%		78,463,719
Other assets in excess of liabilities - 1.5%		1,185,105
NET ASSETS - 100.0%		$79,648,824

*	Non-income producing security
(1)

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures, has deemed these securities to be liquid.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

see accompanying notes to financial statements

Firsthand Technology Innovators Fund
PORTFOLIO OF INVESTMENTS

June 30, 2006 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCK - 96.7%
COMMUNICATIONS - 4.3%
Equinix, Inc. *	6,100	$334,646
NeuStar, Inc. *	23,752	801,630
Symmetricom, Inc. *	30,000	212,100
		1,348,376
COMMUNICATIONS EQUIPMENT - 3.4%
Airspan Networks, Inc. *	194,000	485,000
Finisar Corp. *	171,855	561,966
		1,046,966
COMPUTER - 2.4%
Rackable Systems, Inc. *	18,754	740,595

ELECTRONIC DESIGN AUTOMATION - 3.4%
PDF Solutions, Inc. *	86,300	1,070,983

INTELLECTUAL PROPERTY - 14.2%
Silicon Genesis Corp., Common (1) (2) *	108,815	6,094
Silicon Genesis Corp., Series 1-C (1) (2) *	82,914	1,731,244
Silicon Genesis Corp., Series 1-E (1) (2) *	1,633,254	2,688,336
		4,425,674
INTERNET - 3.3%
LivePerson, Inc. *	102,400	496,640
WebSideStory, Inc. *	42,400	517,280
		1,013,920
NETWORKING - 10.0%
Echelon Corp. *	131,198	982,673
IP Unity, Inc., Series C (2) *	827,957	1,058,808
Packeteer, Inc. *	96,300	1,092,042
		3,133,523
OTHER ELECTRONICS - 18.0%
3D Systems Corp. *	11,900	239,071
Intevac, Inc. *	160,300	3,475,304
LaserCard Corp. *	27,930	365,604
Microvision, Inc. *	180,300	347,979
VASCO Data Security International, Inc. *	140,000	1,169,000
		5,596,958
PERIPHERALS - 0.9%
Universal Display Corp. *	20,000	266,200

PHOTONICS - 6.4%
Avanex Corp. *	210,000	369,600

see accompanying notes to financial statements

		MARKET
	SHARES	VALUE
Avici Systems, Inc. *	125,000	$722,500
EXFO Electro-Optical Engineering, Inc. *	29,100	179,256
Luminous Networks, Inc., Common (2) *	49,979	0
Luminous Networks, Inc., Series A1 (2) *	227,282	0
Oplink Communications, Inc. *	40,000	732,400
		2,003,756
SEMICONDUCTOR EQUIPMENT - 0.4%
Therma-Wave, Inc. *	91,300	119,603

SEMICONDUCTORS - 19.8%
AuthenTec, Inc., Series C (2) *	736,248	737,433
EMCORE Corp. *	84,353	809,789
Kopin Corp. *	68,700	248,007
Microtune, Inc. *	106,100	664,186
Monolithic Power Systems, Inc. *	39,800	470,834
PLX Technology, Inc. *	68,000	830,960
PowerDsine Ltd. *	30,000	216,900
Ramtron International Corp. *	100,000	198,000
Silicon Optix, Inc., Series B (2) *	1,111,111	700,000
Synaptics, Inc. *	27,300	584,220
Trident Microsystems, Inc. *	20,000	379,600
Zygo Corp. *	20,000	327,800
		6,167,729
SERVICES - 5.2%
iGATE Corp. *	137,720	880,031
Innovion Corp., Series C (1) (2) *	1,500,000	744,675
		1,624,706
SOFTWARE - 5.0%
Neoware, Inc. *	24,200	297,418
Verint Systems, Inc. *	23,200	677,208
Witness Systems, Inc. *	29,400	592,998
		1,567,624
Total COMMON STOCK		30,126,613

WARRANTS - 0.5%
INTELLECTUAL PROPERTY - 0.2%
Silicon Genesis Corp., 1-E Warrant (1) (2) *	94,339	55,283

PHOTONICS - 0.0%
Luminous Networks, Inc., Common Warrant (2) *	6,699	0

see accompanying notes to financial statements

	SHARES/	MARKET
	PRINCIPAL	VALUE
SEMICONDUCTORS - 0.3%
AuthenTec, Inc., C Warrant (2) *	196,333	$98,248

SERVICES - 0.0%
Innovion Corp., Warrant (1) (2) *	602,577	603
Innovion Corp., Warrant (1) (2) *	30,129	30
		633
Total WARRANTS		154,164

CONVERTIBLE BONDS - 1.7%
SERVICES - 1.7%
Innovion Corp., 9.50% (1) (2) *	602,577	542,319
Total CONVERTIBLE BONDS		542,319

CASH EQUIVALENTS - 0.6%
PNC Bank Money Market Portfolio	169,296	169,296
Total CASH EQUIVALENTS		169,296

Total Investments (Cost $38,583,764) - 99.5%		30,992,392
Other assets in excess of liabilities - 0.5%		156,175
NET ASSETS - 100.0%		$31,148,567

*                    Non-income producing security

(1)             Affiliated issuer

(2)             Restricted security

see accompanying notes to financial statements

Firsthand e-Commerce Fund
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCK - 96.7%
COMMUNICATIONS - 8.8%
Comcast Corp., Special Class A *	15,000	$491,700
Equinix, Inc. *	10,000	548,600
NeuStar, Inc. *	33,100	1,117,125
OpenTV Corp. *	318,300	1,238,187
		3,395,612
COMPUTER - 2.9%
Apple Computer, Inc. *	7,000	399,840
Dell, Inc. *	30,000	732,300
		1,132,140
INTERNET - 49.7%
Akamai Technologies, Inc. *	110,600	4,002,613
Amazon.com, Inc. *	10,000	386,800
Audible, Inc. *	30,000	272,700
Baidu.com, Inc. - ADR *	4,873	402,169
Ctrip.com International Ltd. - ADR	14,499	740,174
CyberSource Corp. *	41,814	489,224
eBay, Inc. *	52,023	1,523,754
Google, Inc., Class A *	1,000	419,330
IAC/InterActiveCorp *	49,684	1,316,129
LivePerson, Inc. *	140,000	679,000
Monster Worldwide, Inc. *	44,600	1,902,636
Napster, Inc. *	254,500	783,860
Netflix, Inc. *	66,900	1,820,349
The9 Ltd. - ADR *	30,000	695,700
ValueClick, Inc. *	46,300	710,705
VistaPrint Ltd. *	14,137	378,023
WebSideStory, Inc. *	87,384	1,066,085
Yahoo! Inc. *	51,000	1,683,000
		19,272,251
NETWORKING - 1.5%
Cisco Systems, Inc. *	30,000	585,900

OTHER ELECTRONICS - 5.5%
Symbol Technologies, Inc.	100,000	1,079,000
VASCO Data Security International, Inc. *	80,000	668,000
VeriFone Holdings, Inc. *	12,985	395,783
		2,142,783
SERVICES - 4.1%
First Data Corp.	35,000	1,576,400

see accompanying notes to financial statements

		MARKET
	SHARES	VALUE
SOFTWARE - 24.2%
Adobe Systems, Inc. *	19,800	$601,128
CheckFree Corp. *	35,000	1,734,600
Microsoft Corp.	80,000	1,864,000
RSA Security, Inc. *	100,000	2,719,000
Symantec Corp. *	25,000	388,500
VeriSign, Inc. *	90,000	2,085,300
		9,392,528
Total COMMON STOCK		37,497,614

CASH EQUIVALENTS - 4.9%
PNC Bank Money Market Portfolio	1,920,494	1,920,494
Total CASH EQUIVALENTS		1,920,494

Total Investments (Cost $32,700,612) - 101.6%		39,418,108
Liabilities in excess of other assets - (1.6)%		(630,820)
NET ASSETS - 100.0%		$38,787,288

*                                         Non-income producing security

ADR                     American Depositary Receipt

see accompanying notes to financial statements

Firsthand Global Technology Fund
PORTFOLIO OF INVESTMENTS

June 30, 2006 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCK - 96.9%
COMMUNICATIONS - 3.6%
China Mobile Hong Kong Ltd. - ADR	12,000	$343,320
Mobile TeleSystems - ADR	5,000	147,200
		490,520
COMMUNICATIONS EQUIPMENT - 6.7%
Airspan Networks, Inc. *	76,047	190,118
Alvarion Ltd. *	94,200	578,388
Nokia Corp. - ADR	7,200	145,872
		914,378
COMPUTER - 1.9%
Lenovo Group Ltd. - ADR	38,000	251,963

ELECTRONICS MANUFACTURING SERVICES - 10.2%
Elcoteq Network Corp. - Class A	15,000	302,044
Flextronics International Ltd. *	29,800	316,476
Hon Hai Precision - GDR	42,449	524,433
Quanta Computer, Inc. - GDR	29,400	235,185
		1,378,138
INTERNET - 7.2%
Baidu.com, Inc. - ADR *	6,500	536,445
Ctrip.com International Ltd. - ADR	3,245	165,657
The9 Ltd. - ADR *	12,000	278,280
		980,382
OTHER ELECTRONICS - 18.9%
Hoya Corp.	7,600	270,621
Intevac, Inc. *	36,700	795,656
LG.Philips LCD Co., Ltd. - ADR *	14,600	264,552
NIDEC Corp.	17,200	310,288
Sharp Corp.	49,000	775,083
VASCO Data Security International, Inc. *	18,129	151,377
		2,567,577
SEMICONDUCTOR EQUIPMENT - 12.3%
ASML Holding N.V. *	36,758	743,247
Tokyo Electron Ltd.	13,200	923,884
		1,667,131
SEMICONDUCTORS - 19.4%
Actions Semiconductor Co., Ltd. - ADR *	12,444	130,662
Chartered Semiconductor Manufacturing Ltd. - ADR *	15,594	135,668
Samsung Electronics Co., Ltd. - GDR (1)	2,000	635,606

see accompanying notes to financial statements

		MARKET
	SHARES	VALUE
Semiconductor Manufacturing International Corp. *	52,021	$363,627
Silicon Motion Technology Corp. - ADR *	9,422	135,111
STMicroelectronics N.V. - ADR	10,582	170,053
Taiwan Semiconductor Manufacturing Co. - ADR	92,427	848,481
Zoran Corp. *	8,300	202,022
		2,621,230
SERVICES - 8.4%
Accenture Ltd.	10,000	283,200
iGATE Corp. *	43,389	277,256
Infosys Technologies Ltd. - ADR	2,300	175,743
Lionbridge Technologies, Inc. *	72,800	402,584
		1,138,783
SOFTWARE - 8.3%
Amdocs Ltd. *	9,500	347,700
Comverse Technology, Inc. *	17,400	343,998
SAP AG - ADR	2,684	140,964
Verint Systems, Inc. *	10,000	291,900
		1,124,562
Total COMMON STOCK		13,134,664

CASH EQUIVALENTS - 2.5%
PNC Bank Money Market Portfolio	340,022	340,022
Total CASH EQUIVALENTS		340,022

Total Investments (Cost $12,077,060) - 99.4%		13,474,686
Other assets in excess of liabilities - 0.6%		85,963
NET ASSETS - 100.0%		$13,560,649

*	Non-income producing security
(1)

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Investment Advisor, using Board-approved procedures, has deemed these securities to be liquid.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

see accompanying notes to financial statements

Firsthand Health Sciences Fund
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCK - 99.2%
AGRICULTURAL CHEMICALS - 0.4%
Syngenta AG *	35	$4,644

BIOTECHNOLOGY - 23.3%
Alnylam Pharmaceuticals, Inc. *	670	10,104
Altus Pharmaceuticals, Inc. *	85	1,568
Amgen, Inc. *	722	47,095
Anadys Pharmaceuticals, Inc. *	1,370	4,000
ARIAD Pharmaceuticals, Inc. *	94	424
BioCryst Pharmaceuticals, Inc. *	170	2,436
Biogen Idec, Inc. *	721	33,404
BioMarin Pharmaceutical, Inc. *	141	2,026
CoTherix, Inc. *	172	1,481
Critical Therapeutics, Inc. *	2,630	9,468
CV Therapeutics, Inc. *	700	9,779
Dyax Corp. *	49	144
Genentech, Inc. *	249	20,368
Genzyme Corp. *	262	15,995
Gilead Sciences, Inc. *	400	23,664
Hana Biosciences, Inc. *	1,754	15,909
Imclone Systems, Inc. *	67	2,589
Incyte Corp. *	565	2,599
Insmed, Inc. *	500	800
Martek Biosciences Corp. *	234	6,774
Medarex, Inc. *	306	2,941
MedImmune, Inc. *	241	6,531
Momenta Pharmaceuticals, Inc. *	1,640	20,844
Neurocrine Biosciences, Inc. *	36	382
NPS Pharmaceuticals, Inc. *	157	766
Nuvelo, Inc. *	494	8,225
Onyx Pharmaceuticals, Inc. *	1,480	24,908
PDL BioPharma, Inc. *	65	1,197
Regeneron Pharmaceuticals, Inc. *	250	3,205
Renovis, Inc. *	660	10,105
Tercica, Inc. *	155	820
Theravance, Inc. *	70	1,602
Trimeris, Inc. *	351	4,033
ViroPharma, Inc. *	88	759
ZymoGenetics, Inc. *	279	5,293
		302,238

see accompanying notes to financial statements

		MARKET
	SHARES	VALUE
CHEMICALS - SPECIALTY - 0.3%
Sigma-Aldrich Corp.	60	$4,358

CONGLOMERATES - 0.6%
Tyco International Ltd.	261	7,178

DIAGNOSTIC SUBSTANCES - 2.0%
Grifols SA *	178	1,463
Human Genome Sciences, Inc. *	392	4,194
QLT, Inc. *	2,445	17,312
Valera Pharmaceuticals, Inc. *	311	2,609
		25,578
DRUG DELIVERY - 2.3%
Alkermes, Inc. *	685	12,960
Andrx Corp. *	150	3,479
Hospira, Inc. *	130	5,582
KV Pharmaceutical Co. *	182	3,396
Nektar Therapeutics *	213	3,906
		29,323
DRUG MANUFACTURERS - 55.5%
Abbott Laboratories	551	24,029
Adolor Corp. *	108	2,701
Alexion Pharmaceuticals, Inc. *	1,120	40,454
Alpharma, Inc.	150	3,606
Angiotech Pharmaceuticals, Inc. *	169	1,986
Arena Pharmaceuticals, Inc. *	139	1,610
ArQule, Inc. *	274	1,545
AstraZeneca Plc	336	20,281
AtheroGenics, Inc. *	136	1,775
Avanir Pharmaceuticals *	109	746
Barr Pharmaceuticals, Inc. *	346	16,501
Bayer AG	146	6,716
Bristol-Myers Squibb Co.	2,470	63,874
Celgene Corp. *	462	21,913
Chugai Pharmaceutical Co., Ltd.	400	8,171
Cubist Pharmaceuticals, Inc. *	216	5,439
Daiichi Sankyo Co., Ltd.	300	8,268
DOV Pharmaceutical, Inc. *	150	318
Eli Lilly & Co.	1,245	68,810
Genmab A/S *	200	6,446
Geron Corp. *	143	987
GlaxoSmithKline Plc - ADR	332	18,526

see accompanying notes to financial statements

		MARKET
	SHARES	VALUE
ICOS Corp. *	1,207	$26,542
Ipsen AG	250	10,100
Johnson & Johnson	357	21,391
KOS Pharmaceuticals, Inc. *	70	2,633
Medicines Co. *	1,010	19,746
Merck & Co., Inc.	285	10,383
Merck KGaA *	60	5,462
MGI Pharma, Inc. *	91	1,957
Mylan Laboratories, Inc.	72	1,440
Myogen, Inc. *	149	4,321
Novartis AG - ADR	583	31,435
Novartis AG - Registered Shares	260	14,054
Novo Nordisk A/S - ADR	190	12,082
Novo Nordisk A/S - Class B	200	12,738
Par Pharmaceutical Cos., Inc. *	145	2,677
Pfizer, Inc.	2,810	65,951
Roche Holdings - Genus	62	10,231
Sanofi-Aventis - ADR	169	8,230
Schering-Plough Corp.	2,333	44,397
Sepracor, Inc. *	112	6,400
Sirna Therapeutics, Inc. *	1,840	10,488
Sorin SpA *	634	1,094
Tanox, Inc. *	2,071	28,642
Taro Pharmaceutical Industries Ltd. *	1,090	11,565
United Therapeutics Corp. *	64	3,697
Vertex Pharmaceuticals, Inc. *	54	1,982
Watson Pharmaceuticals, Inc. *	50	1,164
Wyeth	487	21,628
		717,132
DRUG STORES - 1.3%
CVS Corp.	555	17,039

HEALTH CARE PLANS - 1.8%
CIGNA Corp.	90	8,866
WellPoint, Inc. *	189	13,753
		22,619
HOSPITALS - 0.8%
HCA, Inc.	236	10,183

LONG-TERM CARE FACILITIES - 0.2%
Manor Care, Inc.	57	2,674

see accompanying notes to financial statements

		MARKET
	SHARES	VALUE
MEDICAL APPLIANCES & EQUIPMENT - 4.7%
Biomet, Inc.	208	$6,508
Cyberonics, Inc. *	93	1,983
Kinetic Concepts, Inc. *	94	4,150
Medtronic, Inc.	372	17,455
Smith & Nephew Plc	405	3,119
St. Jude Medical, Inc. *	223	7,230
Wright Medical Group, Inc. *	500	10,465
Zimmer Holdings, Inc. *	177	10,039
		60,949
MEDICAL INSTRUMENTS & SUPPLIES - 2.2%
Bausch & Lomb, Inc.	176	8,632
Baxter International, Inc.	94	3,455
Fresenius AG	44	7,234
Fresenius Medical Care AG	34	3,886
Fresenius Medical Care AG - Preferred Shares	6	625
Kyphon, Inc. *	25	959
OraSure Technologies, Inc. *	209	1,990
Vital Signs, Inc.	30	1,486
		28,267
MEDICAL LABORATORIES & RESEARCH - 2.5%
OSI Pharmaceuticals, Inc. *	672	22,149
Quest Diagnostics, Inc.	163	9,767
		31,916
RESEARCH SERVICES - 0.3%
Cambridge Antibody Technology Group Plc - ADR *	132	3,226

SCIENTIFIC & TECHNICAL INSTRUMENTS - 1.0%
Applera Corp. - Applied Biosystems Group	136	4,400
Applera Corp. - Celera Genomics Group *	109	1,412
Bio-Rad Laboratories, Inc., Class A *	74	4,805
Cepheid, Inc. *	186	1,806
		12,423
Total COMMON STOCK		1,279,747

see accompanying notes to financial statements

		MARKET
	SHARES	VALUE
CASH EQUIVALENTS - 1.2%
PNC Bank Money Market Portfolio	15,671	$15,671
Total CASH EQUIVALENTS		15,671

Total Investments (Cost $1,331,483) - 100.4%		1,295,418
Liabilities in excess of other assets - (0.4)%		(5,166)
NET ASSETS - 100.0%		$1,290,252

*              Non-income producing security

ADR       American Depositary Receipt

see accompanying notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

	FIRSTHAND	FIRSTHAND	FIRSTHAND
	TECHNOLOGY	TECHNOLOGY	TECHNOLOGY
	VALUE	LEADERS	INNOVATORS
	FUND	FUND	FUND
ASSETS
Investment securities:
Unaffiliated issuers at acquisition cost	$489,656,709	$70,567,013	$30,001,915
Affiliated issuers at acquisition cost	36,566,920	—	8,581,849
Total acquisition cost	$526,223,629	$70,567,013	$38,583,764
Unaffiliated issuers at market value	$384,658,978	$78,463,719	$25,223,808
Affiliated issuers at market value	29,440,656	—	5,768,584
Total market value (Note 2)	414,099,634	78,463,719	30,992,392
Receivable for securities sold	9,441,855	1,380,599	216,392
Receivable from dividends, interest, and reclaims	21,699	210,158	403
Receivable for capital shares sold	527,937	2,239	5,844
Receivable from litigation proceeds	78,083	—	—
Deferred trustee compensation (Note 5)	76,917	46,469	46,469
TOTAL ASSETS	424,246,125	80,103,184	31,261,500

LIABILITIES
Payable for securities purchased	1,567,183	172,897	—
Payable to affiliates (Note 4)	688,667	127,902	51,294
Payable for capital shares redeemed	449,691	107,092	15,170
Payable for trustee compensation (Note 5)	76,917	46,469	46,469
TOTAL LIABILITIES	2,782,458	454,360	112,933

NET ASSETS	$421,463,667	$79,648,824	$31,148,567

Net assets consist of:
Paid-in-capital	$3,181,589,710	$407,248,682	$413,037,168
Accumulated net investment loss	(4,182,086)	(519,872)	(402,406)
Accumulated net realized losses from security transactions, and foreign currency	(2,643,819,962)	(334,976,692)	(373,894,823)
Net unrealized appreciation (depreciation) on investments and foreign currency	(112,123,995)	7,896,706	(7,591,372)
NET ASSETS	$421,463,667	$79,648,824	$31,148,567

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,168,910	4,262,889	3,225,349

Net asset value, redemption price and offering price per share (Note 2)	$34.63	$18.68	$9.66

see accompanying notes to financial statements

		FIRSTHAND	FIRSTHAND
	FIRSTHAND	GLOBAL	HEALTH
	E-COMMERCE	TECHNOLOGY	SCIENCES
	FUND	FUND	FUND
ASSETS
Investment securities:
Unaffiliated issuers at acquisition cost	$32,700,612	$12,077,060	$1,331,483
Affiliated issuers at acquisition cost	—	—	—
Total acquisition cost	$32,700,612	$12,077,060	$1,331,483
Unaffiliated issuers at market value	$39,418,108	$13,474,686	$1,295,418
Affiliated issuers at market value	—	—	—
Total market value (Note 2)	39,418,108	13,474,686	1,295,418
Foreign currency, at value (cost $61)	—	—	61
Receivable for securities sold	591,182	357,682	17,090
Receivable from dividends, interest, and reclaims	10,292	29,804	610
Receivable for capital shares sold	394	—	—
Deferred trustee compensation (Note 5)	46,469	35,788	3,726
TOTAL ASSETS	40,066,445	13,897,960	1,316,905

LIABILITIES
Payable for securities purchased	1,113,491	273,926	20,836
Payable to affiliates (Note 4)	59,915	21,741	2,059
Payable to custodian	—	—	32
Payable for capital shares redeemed	59,282	5,856	—
Payable for trustee compensation (Note 5)	46,469	35,788	3,726
TOTAL LIABILITIES	1,279,157	337,311	26,653

NET ASSETS	$38,787,288	$13,560,649	$1,290,252

Net assets consist of:
Paid-in-capital	$437,914,081	$92,863,268	$1,328,955
Accumulated net investment loss	(300,850)	(70,334)	(3,090)
Accumulated net realized gains (losses) from security transactions, and foreign currency	(405,543,439)	(80,629,911)	444
Net unrealized appreciation (depreciation) on investments and foreign currency	6,717,496	1,397,626	(36,057)
NET ASSETS	$38,787,288	$13,560,649	$1,290,252

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,990,156	3,481,854	130,012

Net asset value, redemption price and offering price per share (Note 2)	$3.53	$3.89	$9.92

see accompanying notes to financial statements

STATEMENTS OF OPERATIONS
For the six months ended June 30, 2006 (unaudited)

	FIRSTHAND	FIRSTHAND	FIRSTHAND
	TECHNOLOGY	TECHNOLOGY	TECHNOLOGY
	VALUE	LEADERS	INNOVATORS
	FUND	FUND	FUND
INVESTMENT INCOME
Interest	$—	$—	$(105,742)*
Dividends **	356,886	549,352	45,015
TOTAL INVESTMENT INCOME	356,886	549,352	(60,727)

EXPENSES
Investment advisory fees (Note 4)	3,545,166	822,480	262,830
Administrative fees (Note 4)	993,806	246,744	78,849
TOTAL EXPENSES	4,538,972	1,069,224	341,679

NET INVESTMENT LOSS	(4,182,086)	(519,872)	(402,406)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions and foreign currency
Non-affiliated	(41,148,371)	6,403,039	(1,224,675)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	66,305,737	(5,116,361)	3,807,190

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	25,157,366	1,286,678	2,582,515

NET INCREASE IN NET ASSETS FROM OPERATIONS	$20,975,280	$766,806	$2,180,109

** Net of foreign tax withholding	$—	$68,420	$—

* Write-off of affiliated interest from prior fiscal years.

see accompanying notes to financial statements

		FIRSTHAND	FIRSTHAND
	FIRSTHAND	GLOBAL	HEALTH
	E-COMMERCE	TECHNOLOGY	SCIENCES
	FUND	FUND	FUND
INVESTMENT INCOME
Dividends **	$99,588	$84,198	$7,636
TOTAL INVESTMENT INCOME	99,588	84,198	7,636

EXPENSES
Investment advisory fees (Note 4)	308,029	118,871	8,251
Administrative fees (Note 4)	92,409	35,661	2,475
TOTAL EXPENSES	400,438	154,532	10,726

NET INVESTMENT LOSS	(300,850)	(70,334)	(3,090)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions and foreign currency
Non-affiliated	1,781,129	(569,980)	444
Net change in unrealized appreciation (depreciation) on investments and foreign currency	131,583	801,850	(36,057)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,912,712	231,870	(35,613)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,611,862	$161,536	$(38,703)

** Net of foreign tax withholding	$—	$10,764	$321

see accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended June 30, 2006, and December 31, 2005

	FIRSTHAND TECHNOLOGY
	VALUE FUND
	Six Months	Year
	Ended	Ended
	6/30/06	12/31/05
	(unaudited)
FROM OPERATIONS:
Net investment loss	$(4,182,086)	$(8,355,438)
Net realized losses from security transactions and foreign currency	(41,148,371)	(143,155,265)
Net change in unrealized appreciation on investments and foreign currency	66,305,737	193,732,975
Net increase in net assets from operations	20,975,280	42,222,272

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	53,011,029	29,662,063
Payment for shares redeemed	(99,129,727)	(212,207,191)
Net decrease in net assets from capital share transactions	(46,118,698)	(182,545,128)

TOTAL DECREASE IN NET ASSETS	(25,143,418)	(140,322,856)

NET ASSETS:
Beginning of period	446,607,085	586,929,941
End of period	$421,463,667	$446,607,085

Accumulated net investment loss	$(4,182,086)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	1,436,102	993,682
Shares redeemed	(2,750,344)	(7,420,470)
Net decrease in shares outstanding	(1,314,242)	(6,426,788)
Shares outstanding, beginning of period	13,483,152	19,909,940
Shares outstanding, end of period	12,168,910	13,483,152

see accompanying notes to financial statements

	FIRSTHAND TECHNOLOGY
	LEADERS FUND
	Six Months	Year
	Ended	Ended
	6/30/06	12/31/05
	(unaudited)
FROM OPERATIONS:
Net investment loss	$(519,872)	$(1,460,567)
Net realized gains (losses) from security transactions and foreign currency	6,403,039	(881,013)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(5,116,361)	14,301,064
Net increase in net assets from operations	766,806	11,959,484

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,360,778	35,038,398
Payment for shares redeemed	(56,487,653)	(39,903,838)
Net decrease in net assets from capital share transactions	(42,126,875)	(4,865,440)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,360,069)	7,094,044

NET ASSETS:
Beginning of period	121,008,893	113,914,849
End of period	$79,648,824	$121,008,893

Accumulated net investment loss	$(519,872)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	701,084	1,955,489
Shares redeemed	(2,823,308)	(2,372,791)
Net decrease in shares outstanding	(2,122,224)	(417,302)
Shares outstanding, beginning of period	6,385,113	6,802,415
Shares outstanding, end of period	4,262,889	6,385,113

see accompanying notes to financial statements

	FIRSTHAND TECHNOLOGY
	INNOVATORS FUND
	Six Months	Year
	Ended	Ended
	6/30/06	12/31/05
	(unaudited)
FROM OPERATIONS:
Net investment loss	$(402,406)	$(638,933)
Net realized losses from security transactions and foreign currency	(1,224,675)	(19,972,510)
Net change in unrealized appreciation on investments and foreign currency	3,807,190	13,583,828
Net increase (decrease) in net assets from operations	2,180,109	(7,027,615)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,369,115	3,579,870
Payment for shares redeemed	(13,876,181)	(25,232,780)
Net decrease in net assets from capital share transactions	(507,066)	(21,652,910)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,673,043	(28,680,525)

NET ASSETS:
Beginning of period	29,475,524	58,156,049
End of period	$31,148,567	$29,475,524

Accumulated net investment loss	$(402,406)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	1,236,506	395,792
Shares redeemed	(1,332,054)	(2,845,292)
Net decrease in shares outstanding	(95,548)	(2,449,500)
Shares outstanding, beginning of period	3,320,897	5,770,397
Shares outstanding, end of period	3,225,349	3,320,897

see accompanying notes to financial statements

	FIRSTHAND
	E-COMMERCE FUND
	Six Months	Year
	Ended	Ended
	6/30/06	12/31/05
	(unaudited)
FROM OPERATIONS:
Net investment loss	$(300,850)	$(763,059)
Net realized gains from security transactions, written options and foreign currency	1,781,129	2,165,113
Net change in unrealized appreciation on investments, written options and foreign currency	131,583	261,464
Net increase in net assets from operations	1,611,862	1,663,518

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	397,316	1,368,881
Payment for shares redeemed	(6,165,335)	(15,641,580)
Net decrease in net assets from capital share transactions	(5,768,019)	(14,272,699)

TOTAL DECREASE IN NET ASSETS	(4,156,157)	(12,609,181)

NET ASSETS:
Beginning of period	42,943,445	55,552,626
End of period	$38,787,288	$42,943,445

Accumulated net investment loss	$(300,850)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	111,724	445,763
Shares redeemed	(1,743,015)	(5,044,549)
Net decrease in shares outstanding	(1,631,291)	(4,598,786)
Shares outstanding, beginning of period	12,621,447	17,220,233
Shares outstanding, end of period	10,990,156	12,621,447

see accompanying notes to financial statements

	FIRSTHAND GLOBAL
	TECHNOLOGY FUND
	Six Months	Year
	Ended	Ended
	6/30/06	12/31/05
	(unaudited)
FROM OPERATIONS:
Net investment loss	$(70,334)	$(235,456)
Net realized losses from security transactions and foreign currency	(569,980)	(2,629,847)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	801,850	(36,882)
Net increase (decrease) in net assets from operations	161,536	(2,902,185)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	547,873	2,179,106
Payment for shares redeemed	(3,577,467)	(15,372,316)
Net decrease in net assets from capital share transactions	(3,029,594)	(13,193,210)

TOTAL DECREASE IN NET ASSETS	(2,868,058)	(16,095,395)

NET ASSETS:
Beginning of period	16,428,707	32,524,102
End of period	$13,560,649	$16,428,707

Accumulated net investment loss	$(70,334)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	130,285	571,676
Shares redeemed	(846,494)	(3,973,837)
Net decrease in shares outstanding	(716,209)	(3,402,161)
Shares outstanding, beginning of period	4,198,063	7,600,224
Shares outstanding, end of period	3,481,854	4,198,063

see accompanying notes to financial statements

FIRSTHAND HEALTH
SCIENCES FUND
Six Months
Ended
6/30/06*
(unaudited)
FROM OPERATIONS:
Net investment loss	$(3,090)
Net realized gains from security transactions and foreign currency	444
Net change in unrealized depreciation on investments and foreign currency	(36,057)
Net decrease in net assets from operations	(38,703)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	984,843
Payment for shares redeemed	(155,888)
Net increase in net assets from capital share transactions	828,955

TOTAL INCREASE IN NET ASSETS	790,252

NET ASSETS:
Beginning of period	500,000
End of period	$1,290,252

Accumulated net investment loss	$(3,090)

CAPITAL SHARE ACTIVITY:
Shares sold	95,436
Shares redeemed	(15,424)
Net increase in shares outstanding	80,012
Shares outstanding, beginning of period	50,000
Shares outstanding, end of period	130,012

*              There was no income earned or expenses incurred from the date of initial capitalization (December 30, 2005) to December 31, 2005.

see accompanying notes to financial statements

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each period

	FIRSTHAND TECHNOLOGY VALUE FUND
	Six Months		Year	Year	Year		Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended
	6/30/06		12/31/05	12/31/04	12/31/03		12/31/02	12/31/01
	(unaudited)
Net asset value at beginning of period	$33.12		$29.48	$31.57	$18.09		$41.25	$74.33

Income from investment operations:
Net investment loss	(0.34)		(0.62)	(0.49)	(0.40)		(0.46)	(0.65)
Net realized and unrealized gains (losses) on investments	1.85		4.26	(1.60)	13.88		(22.72)	(32.16)
Total from investment operations	1.51		3.64	(2.09)	13.48		(23.18)	(32.81)

Less distributions:
Distributions from net realized capital gains	—		—	—	—		—	(0.38)
Total distributions	—		—	—	—		—	(0.38)

Paid-in-capital from redemption fees (Note 2)	—		—	—	0.00	(A)	0.02	0.11

Net asset value at end of period	$34.63		$33.12	$29.48	$31.57		$18.09	$41.25

Total return	4.56	%(B)	12.35%	(6.62)%	74.52%		(56.15)%	(44.00)%
Net assets at end of period (millions)	$421.5		$446.6	$586.9	$877.4		$492.7	$1,449.9

Ratio of expenses to average net assets	1.92	%(C)	1.92%	1.90%	1.90%		1.89%	1.84%

Ratio of net investment loss to average net assets	(1.77	)%(C)	(1.81)%	(1.41)%	(1.64)%		(1.56)%	(1.20)%

Portfolio turnover rate	17	%(B)	42%	17%	38%		44%	57%

(A)  Amount is less than $0.01.

(B)  Not annualized.

(C)  Annualized.

see accompanying notes to financial statements

	FIRSTHAND TECHNOLOGY LEADERS FUND
	Six Months		Year	Year	Year		Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended
	6/30/06		12/31/05	12/31/04	12/31/03		12/31/02	12/31/01
	(unaudited)
Net asset value at beginning of period	$18.95		$16.75	$17.23	$10.65		$18.86	$33.84

Income from investment operations:
Net investment loss	(0.12)		(0.23)	(0.30)	(0.24)		(0.26)	(0.41)
Net realized and unrealized gains (losses) on investments	(0.15)		2.43	(0.18)	6.82		(7.96)	(14.62)
Total from investment operations	(0.27)		2.20	(0.48)	6.58		(8.22)	(15.03)

Paid-in-capital from redemption fees (Note 2)	—		—	—	0.00	(A)	0.01	0.05

Net asset value at end of period	$18.68		$18.95	$16.75	$17.23		$10.65	$18.86

Total return	(1.42	)%(B)	13.13%	(2.79)%	61.78%		(43.53)%	(44.27)%

Net assets at end of period (millions)	$79.6		$121.0	$113.9	$156.1		$105.0	$241.3

Ratio of expenses to average net assets	1.95	%(C)	1.95%	1.95%	1.95%		1.95%	1.93%

Ratio of net investment loss to average net assets	(0.95	)%(C)	(1.43)%	(1.58)%	(1.65)%		(1.63)%	(1.54)%

Portfolio turnover rate	30	%(B)	43%	22%	28%		46%	44%

(A)  Amount is less than $0.01.

(B)  Not annualized.

(C)  Annualized.

see accompanying notes to financial statements

	FIRSTHAND TECHNOLOGY INNOVATORS FUND
	Six Months		Year	Year	Year		Year	Year
	Ended		Ended	Ended	Ended		Ended	Ended
	6/30/06		12/31/05	12/31/04	12/31/03		12/31/02	12/31/01
	(unaudited)
Net asset value at beginning of period	$8.88		$10.08	$11.56	$7.42		$16.40	$23.13

Income from investment operations:
Net investment loss	(0.12)		(0.19)	(0.22)	(0.17)		(0.20)	(0.24)
Net realized and unrealized gains (losses) on investments	0.90		(1.01)	(1.26)	4.31		(8.80)	(6.51)
Total from investment operations	0.78		(1.20)	(1.48)	4.14		(9.00)	(6.75)

Paid-in-capital from redemption fees (Note 2)	—		—	—	0.00	(A)	0.02	0.02

Net asset value at end of period	$9.66		$8.88	$10.08	$11.56		$7.42	$16.40

Total return	8.78	%(B)	(11.90)%	(12.80)%	55.80%		(54.76)%	(29.10)%

Net assets at end of period (millions)	$31.1		$29.5	$58.2	$88.1		$62.6	$204.9

Ratio of expenses to average net assets	1.95	%(C)	1.95%	1.95%	1.95%		1.95%	1.94%

Ratio of net investment loss to average net assets	(2.30	)%(C)	(1.68)%	(1.83)%	(1.67)%		(1.66)%	(1.43)%

Portfolio turnover rate	51	%(B)	41%	41%	64%		53%	63%

(A)  Amount is less than $0.01.

(B)  Not annualized.

(C)  Annualized.

see accompanying notes to financial statements

FIRSTHAND E-COMMERCE FUND
Six Months	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
6/30/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
(unaudited)
Net asset value at beginning of period	$3.40	$3.23	$3.06	$2.08	$3.33	$6.63

Income from investment operations:
Net investment loss	(0.03)	(0.06)	(0.06)	(0.05)	(0.04)	(0.04)
Net realized and unrealized gains (losses) on investments	0.16	0.23	0.23	1.03	(1.21)	(3.26)
Total from investment operations	0.13	0.17	0.17	0.98	(1.25)	(3.30)

Paid-in-capital from redemption fees (Note 2)	—	—	—	0.00	(A)	0.00	(A)	0.00	(A)

Net asset value at end of period	$3.53	$3.40	$3.23	$3.06	$2.08	$3.33

Total return	3.82	%(B)	5.26%	5.56%	47.12%	(37.54)%	(49.77)%

Net assets at end of period (millions)	$38.8	$42.9	$55.6	$66.4	$51.8	$99.5

Ratio of expenses to average net assets	1.95	%(C)	1.95%	1.95%	1.95%	1.95%	1.95%

Ratio of net investment loss to average net assets	(1.47	)%(C)	(1.66)%	(1.90)%	(1.72)%	(1.69)%	(1.13)%

Portfolio turnover rate	29	%(B)	55%	22%	46%	61%	67%

see accompanying notes to financial statements

(A)  Amount is less than $0.01.

(B)  Not annualized.

(C)  Annualized.

FIRSTHAND GLOBAL TECHNOLOGY FUND
Six Months	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
6/30/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
(unaudited)
Net asset value at beginning of period	$3.91	$4.28	$4.61	$2.42	$5.14	$8.75

Income from investment operations:
Net investment loss	(0.02)	(0.06)	(0.10)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gains (losses) on investments	—	(0.31)	(0.23)	2.24	(2.65)	(3.57)
Total from investment operations	(0.02)	(0.37)	(0.33)	2.19	(2.72)	(3.64)

Paid-in-capital from redemption fees (Note 2)	—	—	—	0.00	(A)	0.00	(A)	0.03

Net asset value at end of period	$3.89	$3.91	$4.28	$4.61	$2.42	$5.14

Total return	(0.51	)%(B)	(8.64)%	(7.16)%	90.50%	(52.92)%	(41.26)%

Net assets at end of period (millions)	$13.6	$16.4	$32.5	$57.3	$20.2	$53.0

Ratio of expenses to average net assets	1.95	%(C)	1.95%	1.95%	1.95%	1.95%	1.95%

Ratio of net investment loss to average net assets	(0.89	)%(C)	(1.20)%	(1.69)%	(1.77)%	(1.73)%	(0.95)%

Portfolio turnover rate	32	%(B)	23%	15%	50%	26%	67%

(A)  Amount is less than $0.01.

(B)  Not annualized.

(C)  Annualized.

see accompanying notes to financial statements

	FIRSTHAND HEALTH SCIENCES FUND
	Six Months
	Ended
	6/30/06*
	(unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized losses on investments	(0.06)
Total from investment operations	(0.08)

Net asset value at end of period	$9.92

Total return	(0.80	)%(A)

Net assets at end of period (millions)	$1.3

Ratio of expenses to average net assets	1.95	%(B)

Ratio of net investment loss to average net assets	(0.56	)%(B)

Portfolio turnover rate	22	%(A)

*  There was no income earned or expenses incurred from the date of initial capitalization (December 30, 2005) to December 31, 2005.

(A)  Not annualized.

(B)  Annualized.

see accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

1. Organization

Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund, Firsthand Global Technology Fund, and Firsthand Health Sciences Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

Fund	Inception Date
Firsthand Technology Value Fund	May 20, 1994*
Firsthand Technology Leaders Fund	December 10, 1997
Firsthand Technology Innovators Fund	May 20, 1998
Firsthand e-Commerce Fund	September 30, 1999
Firsthand Global Technology Fund	September 29, 2000
Firsthand Health Sciences Fund	December 30, 2005

*                     Firsthand Technology Value Fund Investor Class commenced operations on May 20, 1994; the SEC effective date for the Investor Class is December 15, 1994. Each Fund currently offers one class of shares—Investor Class shares.

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Value Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that Firsthand Capital Management, Inc. (the “Investment Adviser”) believes are undervalued and have potential for capital appreciation.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand Technology Innovators Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser considers to be best positioned to introduce “breakthrough” products in the fastest growing markets in the technology sector.

Firsthand e-Commerce Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that provide the products, services, and technologies to facilitate the growth of electronic commerce.

Firsthand Global Technology Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies, both domestic and foreign, that the Investment Adviser considers best positioned to benefit significantly from the adoption of new technologies worldwide.

Firsthand Health Sciences Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in companies principally engaged in the research, development, production or distribution of products and services in the biotechnology, pharmaceutical, health care and medical industries.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

2006 Semi-Annual Report

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.                   Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.                   Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.                   Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.                   Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Share Valuation—The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s net asset value per share. Prior to April 30, 2003, shares of each Fund were charged a 2% redemption fee on shares redeemed or exchanged within 180 days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital and such fees became part of that Fund’s daily NAV calculation.

Repurchase Agreements—Repurchase agreements, which must be secured with collateral of a credit quality at least equal to a Fund’s investment criteria for its portfolio securities, are valued at cost, which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and losses.

Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

Foreign Securities—Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

Options—The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Distributions to Shareholders—Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Reclassification of Capital Accounts—The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended December 31, 2005, each Fund recorded the following reclassifications to the accounts listed below:

	Increase (Decrease)
	Paid-in-Capital	Accumulated Net Investment Loss	Accumulated Net Realized Loss
Firsthand Technology Value Fund	$(8,355,438)	$8,355,438	$—
Firsthand Technology Leaders Fund	(1,460,567)	1,460,567	—
Firsthand Technology Innovators Fund	(638,933)	638,933	—
Firsthand e-Commerce Fund	(763,059)	763,059	—
Firsthand Global Technology Fund	(232,843)	235,456	(2,613)

Security Transactions—Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Tax—Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years. The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2006.

	Firsthand	Firsthand	Firsthand		Firsthand	Firsthand
	Technology	Technology	Technology	Firsthand	Global	Health
	Value	Leaders	Innovators	e-Commerce	Technology	Sciences
	Fund	Fund	Fund	Fund	Fund	Fund
Gross unrealized appreciation	$36,892,949	$14,043,072	$4,360,500	$9,524,945	$2,173,217	$71,547
Gross unrealized depreciation	(196,233,223)	(6,518,717)	(11,952,096)	(2,912,043)	(775,591)	(107,612)
Net unrealized appreciation (depreciation)	$(159,340,274)	$7,524,355	$(7,591,596)	$6,612,902	$1,397,626	$(36,065)
Federal income tax cost	$573,439,908	$70,939,364	$38,583,988	$32,805,206	$12,077,060	$1,331,483

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States of America and income tax regulations. As of December 31, 2005, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013
Firsthand Technology Value Fund	$—	$1,092,189,416	$634,016,220	$330,969,371	$333,067,019	$165,213,285
Firsthand Technology Leaders Fund	7,699,027	134,863,157	109,312,900	53,324,264	33,348,418	2,501,373
Firsthand Technology Innovators Fund	—	195,444,987	87,067,727	61,543,691	7,252,266	11,273,401
Firsthand e-Commerce Fund	—	259,893,565	141,312,315	6,014,495	—	—
Firsthand Global Technology Fund	—	47,790,468	13,149,532	16,183,628	—	2,936,303
Firsthand Health Sciences Fund	—	—	—	—	—	—

For Firsthand Technology Value Fund, $7,924,308 of the $1,092,189,416 capital loss carryforward expiring in 2009 was acquired in the reorganization with Firsthand Communications Fund.

3. Investment Transactions

Investment transactions (excluding short-term investments) were as follows for the period ended June 30, 2006.

	Firsthand	Firsthand	Firsthand		Firsthand	Firsthand
	Technology	Technology	Technology	Firsthand	Global	Health
	Value	Leaders	Innovators	e-Commerce	Technology	Sciences
	Fund	Fund	Fund	Fund	Fund	Fund
Purchase of investment securities	$79,180,156	$31,039,661	$16,841,000	$11,291,651	$4,719,664	$1,560,356
Proceeds from sales and maturities of investment securities	$129,476,261	$72,602,010	$16,412,638	$16,401,429	$6,775,303	$245,084

4. Investment Advisory and Administration Agreements

Certain trustees and officers of the Trust are also officers of the Investment Adviser or BISYS Fund Services Ohio, Inc. (“BISYS”). BISYS serves as the sub-administrator, investment accounting agent and transfer agent. PFPC Trust Company serves as the custodian for the Trust. Prior to August 7, 2006, State Street Bank and Trust Company served as the shareholder servicing and transfer agent.

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (for all Funds except Firsthand Health Sciences Fund) and an investment advisory agreement (with respect to Firsthand Health Sciences Fund) (the “Advisory Agreements”). Under the Advisory Agreements, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objective, policies, and limitations. The Investment Adviser is responsible for (i) compensation of any of the Funds’ trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

For the services it provides under the Advisory Agreements, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.50% of its average daily net assets. The Advisory Agreements require the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund’s total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

The Investment Adviser has appointed Sectoral Asset Management, Inc. and Evergreen Investment Management Company, LLC as the two sub-advisors for the Firsthand Health Sciences Fund.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding independent trustees’ compensation; brokerage and commission expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion. The Investment Adviser has entered into a Sub-Administration Agreement with BISYS. Under this agreement, the Investment Adviser (not the Funds) pays to BISYS the fees for the administrative services provided by BISYS.

5. Deferred Compensation Agreement With Trustees

During the fiscal year ended December 31, 2000, the Trust entered into a deferred compensation agreement with the independent trustees of the Trust.

Under the deferred compensation agreement, each independent trustee may elect to defer some or all of his trustee fees. Each independent trustee is paid an annual retainer of $24,000, $6,000 for each regular meeting attended in person, and $1,000 for each special meeting attended. Deferred fees may be deemed invested in the Firsthand Funds selected by each independent trustee on a tax-deferred basis and deferred fees (and the income, gains, and losses credited during the deferral period) are payable at least two years after deferral date. Upon payment of any deferred fees (and the income, gains, and losses credited during the deferral period), each Fund will expense its pro rata share of those fees.

6. Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended June 30, 2006, is noted below:

	SHARE ACTIVITY
	Balance			Balance	Realized	Value	Acquisition
Affiliate	12/31/05	Purchases	Sales	6/30/06	Gain (Loss)	6/30/06	Cost
Firsthand Technology Value Fund
Clarisay, Inc., Series B *	2,605,306	—	—	2,605,306	$—	$—	$2,383,855
Clarisay, Inc., Series C	7,194,244	—	—	7,194,244	—	—	2,000,000
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	250,000	—	—	250,000	—	—	—
Clarisay, Inc., Warrant	100,000	—	—	100,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., Warrant	500,000	—	—	500,000	—	—	—
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	250,000	—	—	250,000	—	—	250,000
Clarisay, Inc., 8.00%	100,000	—	—	100,000	—	—	100,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Clarisay, Inc., 8.00%	500,000	—	—	500,000	—	—	500,000
Global Locate, Inc., Series A *	6,030,896	—	—	6,030,896	—	7,077,256	5,144,354
Global Locate, Inc., Series C	1,111,111	—	—	1,111,111	—	1,303,889	1,000,000
Global Locate, Inc., Series D	932,835	—	—	932,835	—	1,493,002	749,999
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	22,425	—
Global Locate, Inc., Board Warrant	18,750	—	—	18,750	—	5,606	—
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	22,425	—
Global Locate, Inc., Board Warrant	75,000	—	—	75,000	—	22,425	—
Global Locate, Inc., Series C Warrant	370,370	—	—	370,370	—	130,185	—
Global Locate, Inc.,Series D Warrant	233,208	—	—	233,208	—	186,916	—
Maple Optical Systems, Inc., Series A-1	10,352,054	—	—	10,352,054	—	—	3,623,219
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	4,363,141	4,315,500
Silicon Genesis Corp., Series 1-E	4,071,226	—	—	4,071,226	—	6,701,239	4,315,500
Silicon Genesis Corp., Common	743,077	—	—	743,077	—	41,612	3,684,494
Silicon Genesis Corp.,Series 1-E Warrant	1,257,859	—	—	1,257,859	—	1,070,439	—
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	38	—
Silicon Genesis Corp., Common Warrant	59,147	—	—	59,147	—	59	—
Solaicx, Series B	6,000,000	—	—	6,000,000	—	3,000,000	3,000,000
SoloPower, Series A	—	2,721,088	—	2,721,088	—	3,999,999	3,999,999

	SHARE ACTIVITY
	Balance			Balance	Realized	Value	Acquisition
Affiliate	12/31/05	Purchases	Sales	6/30/06	Gain (Loss)	6/30/06	Cost
Firsthand Technology Innovators Fund
Innovion Corp., Series C	1,500,000	—	—	1,500,000	$—	$744,675	$3,000,000
Innovion Corp., Warrant	602,577	—	—	602,577	—	603	—
Innovion Corp., 9.50%	602,577	—	—	602,577	—	542,319	602,577
Innovion Corp., Warrant	30,129	—	—	30,129	—	30	—
Silicon Genesis Corp., Series 1-C	82,914	—	—	82,914	—	1,731,244	1,731,250
Silicon Genesis Corp., Series 1-E	1,633,254	—	—	1,633,254	—	2,688,336	1,731,249
Silicon Genesis Corp., Common	108,815	—	—	108,815	—	6,094	1,516,773
Silicon Genesis Corp., Series 1-E Warrant	94,339	—	—	94,339	—	55,283	—

*       Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2006, the Funds were invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% Net Assets
Firsthand Technology Value Fund
AuthenTec, Inc., Series C P/S	April 4, 2003	1,472,495	$738,000	$1,474,866	0.35%
AuthenTec, Inc., Series C Warrants	April 4, 2003	392,665	—	196,498	0.05%
AuthenTec, Inc., Series D P/S	June 14, 2004	290,958	290,958	290,958	0.07%
Caspian Networks, Inc., Common	February 21, 2002	337	3,378,104	—	0.00%
Celox Networks, Inc., Common	April 17, 2001	138,121	14,999,941	—	0.00%
Celox Networks, Inc., Series A-1 P/S	August 23, 2002	1,000,000	1,200,000	—	0.00%
Celox Networks, Inc., Series A-1 Warrants	August 23, 2002	500,000	—	—	0.00%
Clarisay, Inc., 8.00% C/N	July 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	August 7, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	November 10, 2003	500,000	500,000	—	0.00%
Clarisay, Inc., 8.00% C/N	June 3, 2003	500,000	500,000	—	0.00%

Security	Acquisition Date	Shares	Cost	Value	% Net Assets
Firsthand Technology Value Fund (cont’d)
Clarisay, Inc., 8.00% C/N	September 12, 2003	250,000	250,000	—	0.00%
Clarisay, Inc., 8.00% C/N	September 19, 2003	100,000	100,000	—	0.00%
Clarisay, Inc., Series B P/S	January 24, 2001	2,605,306	$2,383,855	$—	0.00%
Clarisay, Inc., Series C P/S	August 28, 2002	7,194,244	2,000,000	—	0.00%
Clarisay, Inc., Warrants	September 19, 2003	100,000	—	—	0.00%
Clarisay, Inc., Warrants	August 7, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	June 3, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	November 10, 2003	500,000	—	—	0.00%
Clarisay, Inc., Warrants	September 12, 2003	250,000	—	—	0.00%
Clarisay, Inc., Warrants	July 7, 2003	500,000	—	—	0.00%
Global Locate, Inc., Board Warrants	September 8, 2003	75,000	—	22,425	0.01%
Global Locate, Inc., Board Warrants	May 4, 2004	18,750	—	5,606	0.00%
Global Locate, Inc., Board Warrants	July 7, 2004	75,000	—	22,425	0.01%
Global Locate, Inc., Board Warrants	July 1, 2005	75,000	—	22,425	0.01%
Global Locate, Inc., Series A P/S	October 5, 2001	5,861,664	5,000,000	6,878,662	1.63%
Global Locate, Inc., Series A P/S	March 28, 2002	169,232	144,355	198,594	0.05%
Global Locate, Inc., Series C P/S	May 15, 2003	1,111,111	1,000,000	1,303,889	0.31%
Global Locate, Inc., Series C Warrants	May 15, 2003	370,370	—	130,185	0.03%
Global Locate, Inc., Series D P/S	April 2, 2004	621,890	500,000	995,334	0.23%
Global Locate, Inc., Series D P/S	April 26, 2005	310,945	249,999	497,668	0.12%
Global Locate, Inc., Series D Warrants	April 26, 2005	233,208	—	186,916	0.04%
IP Unity, Inc., Series E Warrants	August 4, 2004	69,496	69	69	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,104,265	1,987,677	1,412,156	0.33%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	249,933	0.06%
Luminous Networks, Inc., Common *	Various	28,513	1,800,638	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	3,822	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S *	Various	129,664	200,071	—	0.00%
Luminous Networks, Inc., Series B1 P/S	June 9, 2005	259,236	400,000	21,045	0.00%
Maple Optical Systems, Inc., Series A-1 P/S	July 31, 2002	5,714,285	2,000,000	—	0.00%
Maple Optical Systems, Inc., Series A-1 P/S	August 9, 2001	4,637,769	1,623,219	—	0.00%
NanoMuscle, Inc., 8.00% C/N	August 17, 2004	122,549	122,549	—	0.00%
NanoMuscle, Inc., 8.00% C/N	September 7, 2004	245,422	245,422	—	0.00%
NanoMuscle, Inc., 8.00% C/N	November 12, 2004	30,668	30,668	—	0.00%
NanoMuscle, Inc., Series B-1 Warrants	August 17, 2004	306,757	123	—	0.00%
NanoMuscle, Inc., Common	August 29, 2003	1,250,000	1,250,000	—	0.00%
NanoMuscle, Inc., Series A-1 P/S	August 17, 2004	1,250,000	—	—	0.00%
Polaris Networks, Inc., 10.00% C/N	April 12, 2004	50,475	50,475	—	0.00%
Polaris Networks, Inc., 10.00% C/N	July 14, 2004	50,474	50,474	—	0.00%

Security	Acquisition Date	Shares	Cost	Value	% Net Assets
Firsthand Technology Value Fund (cont’d)
Polaris Networks, Inc., Convertible Warrants	March 29, 2004	75,712	—	—	0.00%
Polaris Networks, Inc., Series A P/S	November 16, 2001	297,848	297,848	—	0.00%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	$—	$1,070,439	0.25%
Silicon Genesis Corp., Common	April 30, 2002	726,424	3,684,494	40,680	0.01%
Silicon Genesis Corp., Common**	November 21, 2005	16,653	—	932	0.00%
Silicon Genesis Corp., Common Warrants	April 30, 2002	59,147	—	59	0.00%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	38	0.00%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	4,363,141	1.04%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	4,071,226	4,315,500	6,701,239	1.59%
Solaicx, Series B P/S	December 16, 2005	6,000,000	3,000,000	3,000,000	0.71%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	3,999,999	0.95%
UCT Coatings, Inc., Series B P/S	October 5, 2004	500,000	5,000,000	5,000,000	1.19%
UCT Coatings, Inc., Series B Warrants	October 5, 2004	200,000	—	200	0.00%
			$ 68,923,245	$38,086,381	9.04%

AuthenTec, Inc., Series C P/S	April 4, 2003	736,248	$369,000	$737,433	2.37%
AuthenTec, Inc., Series C Warrants	April 4, 2003	196,333	—	98,248	0.31%
Innovion Corp., 9.50%, C/N	December 30, 2003	602,577	602,577	542,319	1.74%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	744,675	2.39%
Innovion Corp., Warrant	December 30, 2003	602,577	—	603	0.00%
Innovion Corp., Warrant	March 7, 2005	30,129	—	30	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	827,957	1,490,323	1,058,808	3.40%
Luminous Networks, Inc., Common *	Various	49,979	3,156,250	—	0.00%
Luminous Networks, Inc., Common Warrants	December 31, 2003	6,699	—	—	0.00%
Luminous Networks, Inc., Series A1 P/S *	Various	227,282	350,694	—	0.00%
Silicon Genesis Corp., Series 1-E Warrant	February 26, 2003	94,339	—	55,283	0.18%
Silicon Genesis Corp., Common	March 8, 2001	102,135	1,516,773	5,720	0.02%
Silicon Genesis Corp., Common**	November 21, 2005	6,680	—	374	0.00%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	1,731,244	5.56%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	1,633,254	1,731,249	2,688,336	8.63%
Silicon Optix, Inc., Series B P/S	November 7, 2003	1,111,111	1,000,000	700,000	2.25%
			$ 14,948,116	$8,363,073	26.85%

*                     As a result of a new round of financing on June 9, 2005, certain shares of Luminous Series D P/S and Series E P/S were converted into certain Common and Series A1 P/S shares. The original acquisition date for the Series D P/S shares was May 31, 2001, and the original acquisition date for the Series E P/S shares was October 16, 2003. The new Common and Series A1 P/S will carry the original acquisition date of the Series D and Series E P/S.

**              Shares granted at no cost by issuer.

P/S          Preferred Stock

C/N       Convertible Note

7. Risks

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

8. Proxy Voting Policy and Procedures

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies for the one-year period ended June 30, 2006, is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX, which is due by August 31, 2006. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

9. Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Firsthand Funds
P.O. Box 183120
Columbus, OH 43218-3120
1.888.884.2675
www.firsthandfunds.com

Investment Adviser
Firsthand Capital Management, Inc.
125 South Market
Suite 1200
San Jose, CA 95113
www.firsthandcapital.com

Distributor
ALPS Distributors, Inc.
1625 Broadway
Suite 2200
Denver, CO 80202

Transfer Agent
BISYS Fund Services Ohio, Inc.
P.O. Box 183120
Columbus, OH 43218-3120
1.888.884.2675

Firsthand, Technology Value Fund, and the interlocking “F” design are registered trademarks of Firsthand Capital Management, Inc.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable – only for annual reports.

Item 3.           Audit Committee Financial Expert.

(a)          (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act
(15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4.           Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5.         Audit Committee of Listed Registrants.

(a)          If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.         Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable - Only effective for annual reports.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis
President

Date	8/31/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis
President

Date	8/31/2006

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek
Treasurer

Date	8/31/2006

* Print the name and title of each signing officer under his or her signature.